STOCK-BASED COMPENSATION - IAC Awards (Details) - Vimeo Inc. - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IAC denominated stock options
STOCK-BASED COMPENSATION
Stock options granted (shares)	0	0
Vesting period	4 years
Expiration period	10 years
IAC denominated stock options | Maximum [Member]
STOCK-BASED COMPENSATION
Stock options outstanding (shares)	100,000	100,000
IAC denominated restricted stock units
STOCK-BASED COMPENSATION
RSUs outstanding (shares)	0	2,000